Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2015	$ 372	$ 70,270	$ (2,760)	$ (58,019)	$ 9,863
Balance, shares at Dec. 31, 2015	8,638,685
Issuance of Ordinary Shares, net of issuance costs of upon follow-on public offering	$ 108	21,171			21,279
Issuance of Ordinary Shares, net of issuance costs of upon follow-on public offering, Shares	2,090,909
Exercise of warrants into Ordinary Shares	$ 16	1,069			1,085
Exercise of warrants into Ordinary Shares, shares	310,985
Exercise of options into Ordinary Shares	$ 25	3,304			3,329
Exercise of options into Ordinary Shares, shares	508,149
RSUs vested	$ 2	(2)
RSUs vested, shares	37,500
Share-based compensation and RSUs		2,471			2,471
Net income (loss)				1,915	1,915
Other comprehensive income (loss)			201		201
Balance at Dec. 31, 2016	$ 523	98,283	(2,559)	(56,104)	40,143
Balance, shares at Dec. 31, 2016	11,586,228
Issuance of Ordinary Shares, net of issuance costs of upon follow-on public offering	$ 95	30,111			30,206
Issuance of Ordinary Shares, net of issuance costs of upon follow-on public offering, Shares	1,661,536
Exercise of options into Ordinary Shares	$ 7	884			891
Exercise of options into Ordinary Shares, shares	109,487
RSUs vested	$ 3	(3)
RSUs vested, shares	52,724
Share-based compensation and RSUs		2,216			2,216
Net income (loss)				2,901	2,901
Other comprehensive income (loss)			39		39
Balance at Dec. 31, 2017	$ 628	131,491	(2,520)	(53,203)	76,396
Balance, shares at Dec. 31, 2017	13,409,975
Exercise of options into Ordinary Shares	$ 11	2,122			2,133
Exercise of options into Ordinary Shares, shares	215,542
RSUs vested	$ 4	(4)
RSUs vested, shares	74,210
Share-based compensation and RSUs		2,121			2,121
Cumulative effect of changes in accounting principles (ASC 606)				337	337
Net income (loss)				(2,415)	(2,415)
Other comprehensive income (loss)			(92)		(92)
Balance at Dec. 31, 2018	$ 643	$ 135,730	$ (2,612)	$ (55,281)	$ 78,480
Balance, shares at Dec. 31, 2018	13,699,727